EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED)	12 Months Ended
Dec. 31, 2020
Q S I Operations Inc
EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED)

15.    EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED)

The Company has evaluated the following events that have occurred since the initial date on which the financial statements were available to be issued on March 1, 2021, for possible adjustment to or disclosure in the financial statements:

On March 11, 2021, the Company granted 3,142,000 restricted stock units and 1,120,000 stock options to select directors, employees, and consultants, including a grant of 1,868,000 restricted stock units to the Chairman of the Board and significant shareholder of the Company. Vesting for the stock options and 1,024,000 of the restricted stock units are subject to certain service conditions which are satisfied by providing service to the Company over a period of time as defined by the award agreement. The awards are also subject to certain performance conditions which are satisfied upon the consummation of the planned business combination with HighCape. The achievement of the performance condition and the commencement of the related expense recognition will not occur until the event is deemed probable, which will occur once the business combination is consummated.

On March 29, 2021, the Company entered into an agreement with a third party service provider pursuant to which it will pay them $3,800 contingent upon the closing of the contemplated merger with HighCape.

On April 20, 2021, the Company granted 270,000 restricted units and 1,550,000 stock options to select employees and consultants. The awards are subject to certain service conditions which are satisfied by providing service to the Company over a period of time as defined by the award agreement. 150,000 of the restricted stock units and 625,000 of the stock options are also subject to certain performance conditions which are satisfied upon the consummation of the planned business combination with HighCape. The achievement of the performance condition and the commencement of the related expense recognition will not occur until the event is deemed probable, which will occur once the business combination is consummated.

On June 10, 2021, the Company completed a business combination with HighCape. As a result of the business combination, the Company received gross proceeds of $511,176 million. In connection with the closing of the business combination, the Company’s outstanding Convertible Preferred Stock wasautomatically cancelled and converted into the right to receive shares of HighCape common stock. In addition,the Company repaid the PPP loan in full with the proceeds received from the transaction. The business combination will be accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under thismethod of accounting, HighCape will be treated as the “acquired”company for financial reporting purposes.